Expense Example	Jan. 27, 2026 USD ($)
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 704
Expense Example, with Redemption, 3 Years	1,255
Expense Example, with Redemption, 5 Years	1,832
Expense Example, with Redemption, 10 Years	3,391
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	699
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,666
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	819
Expense Example, with Redemption, 3 Years	1,372
Expense Example, with Redemption, 5 Years	1,949
Expense Example, with Redemption, 10 Years	3,507
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	219
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,718
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,749
Expense Example, with Redemption, 10 Years	$ 3,669